Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party and employee transactions
Schedule of Related Party Transactions

(a)Amounts due from related parties

	December 31,	December 31,
	2018	2019
	US$	US$
Current:
Starry Sky	8,052,075	—
I-journey	16,366,841	—
Xitou	14,494,710	—
Xichuang	7,539,604	—
Qingdao Huiju	61,392,033	84,455,456
Henan Hongguang Olympic Real Estate Co., Ltd.	51,340,375	84,031,006
Madison Development Limited	22,988,260	—
Suzhou Wanzhuo’s non-controlling interest holders	27,201,258	—
Taicang Pengchi’s non-controlling interest holders	5,630,819	—
Xinzheng Meihang Network Technology Co., Ltd.	—	22,578,925
Others	1,178,230	9,692,236

Total current amounts due from related party	216,184,205	200,757,623

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	26,122,186	—
Madison Development Limited	—	27,739,567
Suzhou Wanzhuo's non-controlling interest holders	—	18,856,638
Taicang Pengchi's non-controlling interest holders	—	24,624,693
Suzhou Yefang's non-controlling interest holders	—	11,466,128

Total non-current amounts due from related party	26,122,186	82,687,026

Total	242,306,391	283,444,649

(b)         Amounts due to related party

	December 31,	December 31,
	2018	2019
	US$	US$
Current:
Suzhou Wanzhuo’s non-controlling interest shareholders	23,447,245	15,997,603
Suzhou Yefang’s non-controlling interest holders	11,902,028	1,496,762
Xinzheng Meihang Network Technology Co., Ltd.	—	27,133,055
Others	13,153,168	9,054,876

Total current amounts due to related party	48,502,441	53,682,296

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	31,241,768	—

Total	79,744,209	53,682,296

(c)         Amounts due from employees

	December 31,	December 31,
	2018	2019
	US$	US$
Advances to employees	1,694,416	2,350,852